Contingency and Contractual Obligations - Schedule of Contractual Lease Obligations for the Fiscal Years (Details) (USD $)	Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2011	$ 473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter
Total	$ 1,596,329